Share-Based Compensation - Summary of Stock Options (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, Beginning	31,841,838
Number of shares, Granted	2,998,500
Number of shares, Exercised	(4,224,810)
Number of shares, Forfeited	(165,500)
Number of shares, Ending	30,450,028	31,841,838
Number of shares, Vested and expect to vest	30,450,028
Number of shares, Exercisable	21,234,590
Weighted average exercise price per share, Beginning	$ 0.29
Weighted average exercise price per share, Granted	0.31
Weighted average exercise price per share, Exercised	0.23
Weighted average exercise price per share, Forfeited	0.57
Weighted average exercise price per share, Ending	0.3	$ 0.29
Weighted average exercise price, Vested and expect to vest	0.3
Weighted average exercise price per share, Exercisable	$ 0.27
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 years 8 months 12 days	7 years 3 months 10 days
Weighted remaining contractual years, Vested and expect to vest	6 years 8 months 12 days
Weighted remaining contractual years, Exercisable	6 years 3 days
Aggregate intrinsic value	$ 177,455,134	$ 102,113,143
Aggregate intrinsic value, Vested and expect to vest	177,455,134
Aggregate intrinsic value, Exercisable	$ 124,329,699